Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 107,895	$ 89,580
Available-for-sale Securities, Gross Unrealized Gains	152	503
Available-for-sale Securities, Gross Unrealized Losses	2,148	825
Available-for-sale Securities, Fair Value	105,899	89,258
Held-to-maturity Securities, Amortized Cost	11,990	11,242
Held-to-maturity Securities, Gross Unrealized Gains	21	30
Held-to-maturity Securities, Gross Unrealized Losses	77	30
Held-to-maturity Securities, Fair Value	11,934	11,242
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	4,017	4,026
Available-for-sale Securities, Gross Unrealized Losses	3	14
Available-for-sale Securities, Fair Value	4,014	4,012
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	58,506	36,159
Available-for-sale Securities, Gross Unrealized Gains	28	99
Available-for-sale Securities, Gross Unrealized Losses	863	188
Available-for-sale Securities, Fair Value	57,671	36,070
Held-to-maturity Securities, Amortized Cost	1,754	1,911
Held-to-maturity Securities, Gross Unrealized Losses	17	5
Held-to-maturity Securities, Fair Value	1,737	1,906
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	26,195	30,269
Available-for-sale Securities, Gross Unrealized Gains	39	53
Available-for-sale Securities, Gross Unrealized Losses	586	549
Available-for-sale Securities, Fair Value	25,648	29,773
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	14,123	13,691
Available-for-sale Securities, Gross Unrealized Gains	71	351
Available-for-sale Securities, Gross Unrealized Losses	658	3
Available-for-sale Securities, Fair Value	13,536	14,039
Held-to-maturity Securities, Amortized Cost	6,974	5,993
Held-to-maturity Securities, Gross Unrealized Gains	7	30
Held-to-maturity Securities, Gross Unrealized Losses	60	5
Held-to-maturity Securities, Fair Value	6,921	6,018
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	5,054	5,435
Available-for-sale Securities, Gross Unrealized Gains	14
Available-for-sale Securities, Gross Unrealized Losses	38	71
Available-for-sale Securities, Fair Value	5,030	5,364
Held-to-maturity Securities, Amortized Cost	3,262	3,338
Held-to-maturity Securities, Gross Unrealized Gains	14
Held-to-maturity Securities, Gross Unrealized Losses		20
Held-to-maturity Securities, Fair Value	$ 3,276	$ 3,318